Note 2 - Allowance For Credit Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2020
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	786	$ 1,282,032	$ 1,245,551
Premier Consumer Loans	164	1,085,667	1,058,529
Other Consumer Loans	3,972	12,983,091	12,224,600
Real Estate Loans	9	111,677	111,677
Sales Finance Contracts	264	1,071,657	1,029,928
Total	5,195	$ 16,534,124	$ 15,670,285